Average Annual Total Returns - Class A C Shares - Alger Dynamic Opportunities Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 10 Years	HRFI Equity Hedge (Total) Index (reflects no deductions for fees, expenses or taxes) 1 Year	HRFI Equity Hedge (Total) Index (reflects no deductions for fees, expenses or taxes) 5 Years	HRFI Equity Hedge (Total) Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Nov. 02, 2009	39.54%	12.38%	8.83%	37.47%	11.35%	7.82%	24.03%	9.58%	6.81%	Dec. 29, 2010	45.19%	12.71%	8.59%	18.40%	15.22%	13.88%	17.49%	8.19%	5.33%